Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of Other Non-Current Assets

Other non-current assets consist of the following:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)
Rental deposits	79,533	95,181	13,040
Others	17,154	16,214	2,220
Other non-current assets	96,687	111,395	15,260